Annual Fund Operating Expenses	Sep. 23, 2025
Tema Small & Mid-Cap Durable Quality ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
Tema S&P 500 Growth Historical Weight ETF Strategy [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.2045%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.2045%
Tema International Defense Innovation ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Tema Emerging Markets Durable Quality ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Tema S&P Total U.S. Market Historical Weight ETF Strategy [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.2045%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.2045%